Document And Entity Information	12 Months Ended
Aug. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Bright Scholar Education Holdings Ltd
Trading Symbol	BEDU
Document Type	20-F
Current Fiscal Year End Date	--08-31
Amendment Flag	false
Entity Central Index Key	0001696355
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38077
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.1, Country Garden Road
Entity Address, Address Line Two	Beijiao Town
Entity Address, Address Line Three	Shunde District, Foshan
Entity Address, City or Town	Guangdong
Entity Address, Postal Zip Code	528300
Entity Address, Country	CN
Security Exchange Name	NYSE
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	25,502,175
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	93,690,000
Business Contact
Document Information Line Items
Entity Address, Address Line One	No.1, Country Garden Road
Entity Address, Address Line Two	Beijiao Town
Entity Address, Address Line Three	Shunde District, Foshan
Entity Address, City or Town	Guangdoug
Entity Address, Postal Zip Code	528300
Entity Address, Country	CN
Contact Personnel Name	Ms. Dongmei Li
Contact Personnel Email Address	lidongmei@brightscholar.com
City Area Code	+86
Local Phone Number	757-6683-2007